Net (Loss) Income Per Share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Basic:
Weighted average number of ordinary shares outstanding - basic	[1]	5,920,686	5,920,686	274,525
Basic net income (loss) per ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)		¥ 8.2	$ 1.2	¥ (1,708.2)
Basic net income (loss) per ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)				¥ 11.8
Diluted:
Weighted average number of ordinary shares outstanding- diluted		5,920,686	5,920,686	274,525
Non-Vested Ordinary Shares [Member]
Basic:
Net (loss) income from continuing operations, basic		¥ 48,076	$ 7,085	¥ (473,345)
Less: Net loss attributable to the non-controlling interests, basic		(207)	(31)	(4,406)
Net (loss) gain attributable to owners of the Company from continuing operations, basic		48,283	7,116	(468,939)
Net gain from discontinued operations, basic				3,230
Less: Net income attributable to the non-controlling interests, basic
Net income attributable to the Company’s shareholders from discontinued operations, basic				¥ 3,230
Weighted average number of ordinary shares outstanding - basic		5,920,686	5,920,686	274,525
Basic net income (loss) per ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)		¥ 8.2	$ 1.2	¥ (1,696.4)
Basic net income (loss) per ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)
Diluted:
Net (loss) income from continuing operations, diluted		¥ 48,076	$ 7,085	¥ (473,345)
Less: Net loss attributable to the non-controlling interests, diluted		(207)	(31)	(4,406)
Net (loss) gain attributable to owners of the Company from continuing operations, diluted		48,283	7,116	(468,939)
Net gain from discontinued operations, diluted				3,230
Less: Net income attributable to the non-controlling interests, diluted
Net income attributable to the Company’s shareholders from discontinued operations, diluted				¥ 3,230
Weighted average number of ordinary shares outstanding- diluted		5,920,686	5,920,686	274,525
Diluted net income (loss) per ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)		¥ 8.2	$ 1.2	¥ (1,696.4)
Diluted net income (loss) per ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)

[1]	The number of shares as of that date is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.